NOTE 4 - PROPERTY & EQUIPMENT: Schedule of Property and equipment, net (Details) - USD ($)	May 31, 2019	Aug. 31, 2018
Cost	$ 376,138	$ 178,678
Accumulated Depreciation	20,968	1,571
Net	355,170	177,107
Computer and Electronics
Cost	19,980	4,606
Accumulated Depreciation	2,310	120
Net	17,670	4,486
Furniture and Fixtures [Member]
Cost	226,264	174,072
Accumulated Depreciation	15,562	1,451
Net	210,702	$ 172,621
Office Equipment [Member]
Cost	29,094
Accumulated Depreciation	1,028
Net	28,066
Leasehold Improvements [Member]
Cost	100,800
Accumulated Depreciation	2,068
Net	$ 98,732